First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 10.0%
1,704	AeroVironment, Inc. (a)	$303,363
320	Axon Enterprise, Inc. (a)	240,115
997	BWX Technologies, Inc.	125,223
518	Curtiss-Wright Corp.	227,977
2,872	Embraer S.A., ADR	132,083
752	HEICO Corp., Class A	177,352
7,253	Karman Holdings, Inc. (a)	310,864
10,574	Kratos Defense & Security Solutions, Inc. (a)	390,075
8,463	Leonardo DRS, Inc.	357,985
1,214	Loar Holdings, Inc. (a)	105,679
2,488	Rocket Lab Corp. (a)	66,653
		2,437,369
	Air Freight & Logistics — 0.4%
2,704	Hub Group, Inc., Class A	91,152
	Automobile Components — 0.3%
789	Modine Manufacturing Co. (a)	71,641
	Biotechnology — 8.7%
5,708	ADMA Biologics, Inc. (a)	113,247
2,118	Alkermes PLC (a)	64,832
7,120	Amicus Therapeutics, Inc. (a)	43,218
2,731	Apogee Therapeutics, Inc. (a)	100,064
649	Blueprint Medicines Corp. (a)	65,776
3,387	Bridgebio Pharma, Inc. (a)	116,005
6,448	Crinetics Pharmaceuticals, Inc. (a)	196,728
4,509	Exelixis, Inc. (a)	194,067
3,026	Halozyme Therapeutics, Inc. (a)	169,668
1,008	Kymera Therapeutics, Inc. (a)	29,877
1,148	Merus N.V. (a)	64,368
1,449	Natera, Inc. (a)	228,551
554	Nuvalent, Inc., Class A (a)	41,334
1,800	PTC Therapeutics, Inc. (a)	87,336
2,075	Rhythm Pharmaceuticals, Inc. (a)	127,260
985	Soleno Therapeutics, Inc. (a)	72,250
2,515	Spyre Therapeutics, Inc. (a)	38,429
1,071	Summit Therapeutics, Inc. (a)	19,508
2,070	TG Therapeutics, Inc. (a)	72,678
2,484	Travere Therapeutics, Inc. (a)	37,310
1,900	Ultragenyx Pharmaceutical, Inc. (a)	64,657
1,110	Vaxcyte, Inc. (a)	36,064
4,735	Xenon Pharmaceuticals, Inc. (a)	136,605
		2,119,832
Shares	Description	Value

	Broadline Retail — 1.5%
1,744	Global-e Online Ltd. (a)	$55,581
2,770	Ollie’s Bargain Outlet Holdings, Inc. (a)	308,717
		364,298
	Building Products — 1.5%
1,390	AAON, Inc.	133,843
2,516	AZEK (The) Co., Inc. (a)	124,567
1,666	Trex Co., Inc. (a)	93,080
		351,490
	Capital Markets — 2.0%
2,759	Marex Group PLC	119,078
655	Piper Sandler Cos.	164,700
4,714	Virtu Financial, Inc., Class A	189,456
		473,234
	Chemicals — 0.6%
856	Balchem Corp.	142,695
	Commercial Services & Supplies — 1.5%
5,120	ACV Auctions, Inc., Class A (a)	83,866
4,825	Montrose Environmental Group, Inc. (a)	94,232
1,515	VSE Corp.	197,086
		375,184
	Communications Equipment — 0.5%
1,572	Ciena Corp. (a)	125,854
	Construction & Engineering — 1.0%
1,367	Construction Partners, Inc., Class A (a)	143,111
466	Sterling Infrastructure, Inc. (a)	87,613
		230,724
	Construction Materials — 0.8%
2,112	Knife River Corp. (a)	198,739
	Consumer Finance — 3.1%
3,776	Encore Capital Group, Inc. (a)	143,110
13,981	EZCORP, Inc., Class A (a)	188,045
1,755	FirstCash Holdings, Inc.	224,482
6,005	LendingClub Corp. (a)	60,230
2,645	Upstart Holdings, Inc. (a)	124,765
		740,632
	Consumer Staples Distribution & Retail — 1.1%
1,476	Chefs’ Warehouse (The), Inc. (a)	94,139
1,051	Sprouts Farmers Market, Inc. (a)	181,676
		275,815

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 2.2%
844	Adtalem Global Education, Inc. (a)	$111,433
1,303	Bright Horizons Family Solutions, Inc. (a)	168,348
495	Grand Canyon Education, Inc. (a)	97,933
1,042	Stride, Inc. (a)	157,749
		535,463
	Electrical Equipment — 1.2%
380	Generac Holdings, Inc. (a)	46,409
2,043	NEXTracker, Inc., Class A (a)	115,818
702	Powell Industries, Inc.	119,052
		281,279
	Electronic Equipment, Instruments & Components — 1.8%
555	Celestica, Inc. (a)	64,036
1,721	Cognex Corp.	51,578
1,448	Coherent Corp. (a)	109,512
389	Fabrinet (a)	90,587
8,495	nLight, Inc. (a)	128,529
		444,242
	Energy Equipment & Services — 2.1%
2,584	Archrock, Inc.	64,341
1,577	Aris Water Solutions, Inc., Class A	34,757
5,551	Solaris Energy Infrastructure, Inc.	152,264
7,992	TechnipFMC PLC	248,951
		500,313
	Financial Services — 1.3%
4,194	Paymentus Holdings, Inc., Class A (a)	160,169
2,687	Remitly Global, Inc. (a)	57,394
2,501	Toast, Inc., Class A (a)	105,492
		323,055
	Food Products — 0.6%
4,479	Simply Good Foods (The) Co. (a)	154,570
	Health Care Equipment & Supplies — 2.6%
988	Glaukos Corp. (a)	93,159
1,446	Globus Medical, Inc., Class A (a)	85,574
80	Insulet Corp. (a)	26,002
1,269	iRhythm Technologies, Inc. (a)	178,295
7,354	Neogen Corp. (a)	43,094
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
3,912	Tandem Diabetes Care, Inc. (a)	$77,536
964	TransMedics Group, Inc. (a)	122,544
		626,204
	Health Care Providers & Services — 1.7%
439	GeneDx Holdings Corp. (a)	31,265
3,932	Guardant Health, Inc. (a)	159,718
2,080	HealthEquity, Inc. (a)	209,269
		400,252
	Health Care Technology — 1.0%
2,745	HealthStream, Inc.	76,915
5,914	Schrodinger, Inc. (a)	127,860
1,511	Simulations Plus, Inc.	48,118
		252,893
	Hotels, Restaurants & Leisure — 4.6%
796	Cava Group, Inc. (a)	64,691
1,300	Cheesecake Factory (The), Inc.	71,721
2,448	Dutch Bros, Inc., Class A (a)	176,746
6,161	First Watch Restaurant Group, Inc. (a)	95,126
5,743	Life Time Group Holdings, Inc. (a)	164,250
773	Planet Fitness, Inc., Class A (a)	79,487
5,749	Sportradar Group AG, Class A (a)	137,458
5,759	Sweetgreen, Inc., Class A (a)	77,286
728	Wingstop, Inc.	248,758
		1,115,523
	Household Durables — 0.4%
670	Champion Homes, Inc. (a)	43,818
400	Installed Building Products, Inc.	63,792
		107,610
	Insurance — 4.5%
843	HCI Group, Inc.	142,273
1,274	Kemper Corp.	81,192
316	Kinsale Capital Group, Inc.	149,149
2,448	Palomar Holdings, Inc. (a)	419,759
2,043	Ryan Specialty Holdings, Inc.	146,217
2,536	Skyward Specialty Insurance Group, Inc. (a)	160,656
		1,099,246
	IT Services — 0.3%
457	Wix.com Ltd. (a)	68,070
	Life Sciences Tools & Services — 1.9%
2,285	Azenta, Inc. (a)	61,055
4,567	BioLife Solutions, Inc. (a)	99,926

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
1,546	Bio-Techne Corp.	$74,827
162	ICON PLC (a)	21,105
348	Medpace Holdings, Inc. (a)	102,625
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
923	Repligen Corp. (a)	108,979
		468,517
	Machinery — 5.8%
664	Chart Industries, Inc. (a)	104,155
916	Crane Co.	157,003
836	Esab Corp.	102,820
729	ESCO Technologies, Inc.	132,124
908	Federal Signal Corp.	85,416
3,075	Flowserve Corp.	153,473
4,055	Gates Industrial Corp. PLC (a)	85,763
1,198	JBT Marel Corp.	137,542
5,815	Kornit Digital Ltd. (a)	126,767
795	Lindsay Corp.	110,823
605	RBC Bearings, Inc. (a)	221,351
		1,417,237
	Media — 1.0%
15,374	Magnite, Inc. (a)	251,519
	Metals & Mining — 1.4%
852	Carpenter Technology Corp.	200,220
1,390	MP Materials Corp. (a)	30,288
4,765	Pan American Silver Corp.	116,218
		346,726
	Oil, Gas & Consumable Fuels — 3.3%
1,919	Antero Resources Corp. (a)	71,866
2,013	Cameco Corp.	117,821
930	Expand Energy Corp.	108,001
751	Gulfport Energy Corp. (a)	143,816
5,521	Magnolia Oil & Gas Corp., Class A	118,701
13,763	Uranium Energy Corp. (a)	81,615
3,740	Viper Energy, Inc.	148,441
		790,261
	Personal Care Products — 1.7%
5,498	BellRing Brands, Inc. (a)	346,099
807	Oddity Tech Ltd., Class A (a)	60,065
		406,164
	Pharmaceuticals — 2.5%
572	Axsome Therapeutics, Inc. (a)	60,152
808	Corcept Therapeutics, Inc. (a)	62,668
Shares	Description	Value

	Pharmaceuticals (Continued)
2,963	Edgewise Therapeutics, Inc. (a)	$42,312
1,608	Ligand Pharmaceuticals, Inc. (a)	164,322
5,193	Septerna, Inc. (a)	48,035
4,165	Supernus Pharmaceuticals, Inc. (a)	132,030
1,144	Tarsus Pharmaceuticals, Inc. (a)	49,135
8,237	WaVe Life Sciences Ltd. (a)	49,504
		608,158
	Professional Services — 0.9%
2,654	ExlService Holdings, Inc. (a)	122,058
1,422	Maximus, Inc.	103,109
		225,167
	Real Estate Management & Development — 0.4%
15,638	Compass, Inc., Class A (a)	92,421
	Semiconductors & Semiconductor Equipment — 3.9%
1,161	Ambarella, Inc. (a)	61,115
1,769	Astera Labs, Inc. (a)	160,484
1,859	Credo Technology Group Holding Ltd. (a)	113,325
1,517	Lattice Semiconductor Corp. (a)	68,174
1,380	MACOM Technology Solutions Holdings, Inc. (a)	167,822
396	Onto Innovation, Inc. (a)	36,408
1,753	Power Integrations, Inc.	87,177
1,669	Rambus, Inc. (a)	89,241
737	Silicon Laboratories, Inc. (a)	88,830
326	SiTime Corp. (a)	63,919
		936,495
	Software — 13.4%
811	Agilysys, Inc. (a)	85,893
2,764	Alkami Technology, Inc. (a)	79,161
2,190	AvePoint, Inc. (a)	40,844
2,776	Braze, Inc., Class A (a)	102,157
8,635	Clearwater Analytics Holdings, Inc., Class A (a)	199,468
1,135	Commvault Systems, Inc. (a)	207,875
5,623	Core Scientific, Inc. (a)	59,885
1,404	CyberArk Software Ltd. (a)	537,423
1,680	Descartes Systems Group (The), Inc. (a)	194,779
1,271	Elastic N.V. (a)	102,786
3,520	Freshworks, Inc., Class A (a)	53,750
869	Guidewire Software, Inc. (a)	186,852
1,057	Intapp, Inc. (a)	58,262
384	InterDigital, Inc.	83,428
739	Manhattan Associates, Inc. (a)	139,508
348	Monday.com Ltd. (a)	103,527
1,571	Nutanix, Inc., Class A (a)	120,480

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
3,229	PROS Holdings, Inc. (a)	$56,798
3,185	Rubrik, Inc., Class A (a)	303,690
4,319	SentinelOne, Inc., Class A (a)	76,058
895	SPS Commerce, Inc. (a)	125,980
2,693	Tenable Holdings, Inc. (a)	86,768
3,960	Varonis Systems, Inc. (a)	188,813
3,912	Zeta Global Holdings Corp., Class A (a)	51,404
		3,245,589
	Specialty Retail — 3.7%
3,279	Academy Sports & Outdoors, Inc.	134,144
1,805	Boot Barn Holdings, Inc. (a)	289,360
477	Carvana Co. (a)	156,055
1,465	Five Below, Inc. (a)	170,775
7,027	Revolve Group, Inc. (a)	144,756
		895,090
	Technology Hardware, Storage & Peripherals — 0.3%
1,541	Pure Storage, Inc., Class A (a)	82,582
	Tobacco — 0.2%
790	Turning Point Brands, Inc.	58,713
	Trading Companies & Distributors — 2.0%
381	Applied Industrial Technologies, Inc.	86,304
1,611	FTAI Aviation Ltd.	188,729
947	SiteOne Landscape Supply, Inc. (a)	110,619
2,469	Titan Machinery, Inc. (a)	46,121
1,576	Xometry, Inc., Class A (a)	52,244
		484,017
	Total Common Stocks	24,216,035
	(Cost $22,241,855)
MONEY MARKET FUNDS — 0.3%
72,397	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (f)	72,397
	(Cost $72,397)

	Total Investments — 100.0%	24,288,432
	(Cost $22,314,252)
	Net Other Assets and Liabilities — (0.0)%	(11,128)
	Net Assets — 100.0%	$24,277,304

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows:

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 468,517	$ 468,517	$ —	$ —**
Other Industry Categories*	23,747,518	23,747,518	—	—
Money Market Funds	72,397	72,397	—	—
Total Investments	$24,288,432	$24,288,432	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of May 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%